Subsequent Events (Details Textual) - 12 months ended Dec. 31, 2015 - Subsequent Event [Member] - USD ($)	Total
Subsequent Event [Line Items]
Proceeds of stock warrant exercises	$ 732,010
Proceeds of stock warrant exercises shares	1,165,786